Financial Assets & Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Financial Assets & Liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis

	Fair Value
($ in millions)	Hierarchy	2019		2018
At December 31:	Level	Assets (7)	Liabilities (8)	Assets (7)	Liabilities (8)
Cash equivalents (1)
Time deposits and certificates of deposit (4)	2	$4,392	$—	$7,679	$—
Money market funds	1	427	—	25	—
Total cash equivalents		$4,819	$—	$7,704	$—
Equity investments (2)	1	0	—	0	—
Debt securities–current (3)(4)	2	696	—	618	—
Debt securities–noncurrent (2)(4)	2	65	—	—	—
Derivatives designated as hedging instruments (5)
Interest rate contracts	2	56	—	220	80
Foreign exchange contracts	2	175	635	483	239
Derivatives not designated as hedging instruments
Foreign exchange contracts	2	10	33	26	13
Equity contracts (6)	1,2	1	4	2	51
Total		$5,823	$673	$9,053	$383
(1)	Included within cash and cash equivalents in the Consolidated Balance Sheet.
(2)	Included within investments and sundry assets in the Consolidated Balance Sheet.
(3)	Included within marketable securities in the Consolidated Balance Sheet.
(4)	Available-for-sale debt securities with carrying values that approximate fair value. The contractual maturities are substantially one year or less.
(5)	Excludes $7,324 million and $6,261 million at December 31, 2019 and 2018, respectively, of debt designated as hedging instruments that are reported at carrying value.
(6)	Level 1 includes immaterial amounts related to equity futures contracts.
(7)	The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Balance Sheet at December 31, 2019 were $149 million and $94 million, respectively, and at December 31, 2018 were $385 million and $347 million, respectively.
(8)	The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Balance Sheet at December 31, 2019 were $167 million and $506 million, respectively, and at December 31, 2018 were $177 million and $206 million, respectively.